UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: September 30 2010

Date of reporting period: June 30, 2010

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund

The fund's portfolio
6/30/10 (Unaudited)

Key to holding's abbreviations
FNMA Coll. -- Federal National Mortgage Association Collateralized
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
LOC -- Letter of Credit
PSFG -- Permanent School Fund Guaranteed
VRDN -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (99.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (1.8%)
Mobile, Special Care Fac. Fin. Auth. VRDN (Infirmary
Hlth. Syst.), Ser. A, 0.22s, 2/1/40 (Bank of Nova
Scotia (LOC)) (M)	VMIG1	$1,000,000	$1,000,000
			1,000,000

California (2.2%)
San Francisco City & Cnty., Multi-Fam. Hsg. VRDN (Post
St. Towers), Ser. A, FHLMC Coll., 0.19s, 8/1/30 (M)	A-1+	1,200,000	1,200,000
			1,200,000

Colorado (4.6%)
CO Hsg. & Fin. Auth. VRDN
(Multi-Fam. - Coventry), Ser. B, FNMA Coll., 0.22s,
10/15/16 (M)	A-1+	200,000	200,000
(Multi-Fam. - Hamptons), Ser. G, FNMA Coll., 0.22s,
10/15/16 (M)	A-1+	900,000	900,000
(Multi-Fam. Loretto), Ser. F, FNMA Coll., 0.22s,
10/15/16 (M)	A-1+	1,450,000	1,450,000
			2,550,000

Georgia (3.9%)
Fayette Cnty., Dev. Auth. Edl. Fac. VRDN (Catholic Ed.
North GA, Inc.), 0.4s, 4/1/28 (Wells Fargo Bank, N.A.
(LOC)) (M)	A-1+	1,000,000	1,000,000
Roswell, Hsg. Auth. Multi-Fam. VRDN (Rosemont Apt.),
FHLMC Coll., 0.3s, 1/1/34 (M)	A-1+	1,170,000	1,170,000
			2,170,000

Illinois (5.8%)
Channahon, VRDN (Morris Hosp.), Ser. B, 0.27s, 12/1/32
(U.S. Bank, N.A. (LOC)) (M)	A-1+	960,000	960,000
IL Dev. Fin. Auth. VRDN (North Shore Country Day),
0.26s, 7/1/33 (Northern Trust Co. (LOC)) (M)	VMIG1	1,000,000	1,000,000
IL Edl. Fac. Auth. VRDN (Lake Forest Open Lands), 0
1/4s, 8/1/33 (Northern Trust Co. (LOC)) (M)	A-1+	500,000	500,000
IL Fin. Auth. VRDN (Saint Xavier U.), 0.4s, 10/1/40
(LaSalle Bank, N.A. (LOC)) (M)	A-1	760,000	760,000
			3,220,000

Indiana (7.3%)
IN Hlth. Fac. Fin. Auth. VRDN (Fayette Memorial Hosp.
Assn.), Ser. A, 0.15s, 10/1/32 (U.S. Bank, N.A. (LOC))
(M)	A-1+	500,000	500,000
IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum
of Art), 0 1/4s, 2/1/39 (Bank One, N.A. (LOC)) (M)	VMIG1	1,000,000	1,000,000
IN State Fin. Auth. VRDN
(Lease Appropriation), Ser. A-2, 0 1/4s, 2/1/35 (M)	VMIG1	845,000	845,000
(Lease Appropriation), Ser. A-2, 0.14s, 2/1/37 (M)	VMIG1	170,000	170,000
IN State Fin. Auth. Edl. Fac. VRDN (Depauw U.),
Ser. A, 0.28s, 7/1/36 (Northern Trust Co. (LOC)) (M)	VMIG1	1,500,000	1,500,000
			4,015,000

Kansas (1.8%)
KS State Dev. Fin. Auth. Hlth. Fac. VRDN (Deaconess
Long Term Care), Ser. C, 0.24s, 5/15/30 (JPMorgan
Chase Bank (LOC)) (M)	VMIG1	1,000,000	1,000,000
			1,000,000

Maryland (1.8%)
Johns Hopkins University Commercial Paper Ser. A,
0.3s, 10/8/10	A-1+	1,000,000	1,000,000
			1,000,000

Massachusetts (1.8%)
Massachusetts Health & Education Finance Authority
Commercial Paper (Harvard U.) Ser. EE, 0 1/4s, 10/27/10	A-1+	1,000,000	1,000,000
			1,000,000

Michigan (1.8%)
Michigan State Hosp. Fin. Commercial Paper 0.29s

(8/12/10)	A-1+	1,000,000	1,000,000
			1,000,000

Minnesota (5.8%)
Arden Hills, Hsg. & Hlth. Care Facs. VRDN
(Presbyterian Homes), Ser. A, 0.15s, 9/1/29 (U.S.
Bank, N.A. (LOC)) (M)	A-1+	500,000	500,000
Minnanoka & Ramsey Cntys., North Suburban Hosp. Dist.
VRDN (Hlth. Ctr.), 0.35s, 8/1/14 (Wells Fargo
Bank, N.A. (LOC)) (M)	A-1+	700,000	700,000
MN State Higher Ed. Fac. Auth. VRDN (St. Olaf
College), Ser. 5-M2, 0.16s, 10/1/20 (Harris, N.A.
(LOC)) (M)	VMIG1	700,000	700,000
New Ulm, Hosp. Fac. VRDN (Hlth. Ctr. Syst.), 0.35s,
8/1/14 (Wells Fargo Bank N.A. (LOC)) (M)	A-1+	300,000	300,000
U. of MN VRDN, Ser. C, 0.24s, 12/1/36 (M)	VMIG1	1,000,000	1,000,000
			3,200,000

Missouri (3.3%)
MO State Hlth. & Edl. Fac. Auth. VRDN
(Sisters of Mercy Hlth.), Ser. C, 0.27s, 6/1/19 (M)	VMIG1	820,000	820,000
(Washington U. (The)), Ser. D, 0.12s, 9/1/30 (M)	VMIG1	1,000,000	1,000,000
			1,820,000

New Hampshire (3.6%)
NH State Bus. Fin. Auth. VRDN (Foundation For Seacoast
Hlth.), Ser. A, 0.4s, 6/1/28 (Bank of America, N.A.
(LOC)) (M)	A-1	1,005,000	1,005,000
NH State Hsg. Fin. Auth. Multi-Fam. VRDN (EQR-Bond
Partnership), FNMA Coll., 0.2s, 9/15/26 (M)	VMIG1	1,000,000	1,000,000
			2,005,000

New Jersey (1.9%)
NJ Hlth. Care Fac. Fin. Auth. VRDN (Somerset Med.
Ctr.), 0 1/4s, 7/1/24 (TD Bank, N.A. (LOC)) (M)	VMIG1	1,030,000	1,030,000
			1,030,000

New York (0.7%)
Monroe Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
(Cherry Ridge Appartments, LLC), 0.23s, 1/1/35 (HSBC
Bank USA, N.A. (LOC)) (M)	A-1+	200,000	200,000
(Cherry Ridge Assisted Living), 0.23s, 1/1/35 (HSBC
Bank USA, N.A. (LOC)) (M)	A-1+	195,000	195,000
			395,000

North Carolina (8.9%)
Greensboro, VRDN (Pub. Impt.), Ser. B, 0.2s, 2/1/23 (M)	VMIG1	885,000	885,000
NC Cap. Fin. Agcy. Edl. Fac. VRDN (Wake Forrest U.),
Ser. B, 0 1/4s, 1/1/18 (M)	VMIG1	1,060,000	1,060,000
North Carolina Captial Facility Commercial Paper (Duke
U.) Ser. A1&2, 0.23s (8/2/10)	A-1+	1,000,000	1,000,000
U. of NC VRDN, Ser. C, 0.15s, 12/1/25 (M)	VMIG1	975,000	975,000
Wake Cnty., VRDN, Ser. A, 0.28s, 3/1/26 (M)	VMIG1	1,000,000	1,000,000
			4,920,000

Ohio (4.3%)
Columbus, Swr. VRDN, Ser. B, 0.26s, 6/1/32 (M)	VMIG1	560,000	560,000
Montgomery Cnty., VRDN (Miami Valley Hosp.), Ser. B,
0.27s, 11/15/24 (M)	VMIG1	1,000,000	1,000,000
OH State Air Quality Dev. Auth. VRDN (Poll. Control-
First Energy), Ser. B, 0.22s, 1/1/34 (Barclays Bank
PLC (LOC)) (M)	VMIG1	650,000	650,000
Warren Cnty., Hlth. Care Fac. VRDN (Otterbein Homes),
0.27s, 7/1/31 (U.S. Bank, N.A. (LOC)) (M)	A-1+	140,000	140,000
			2,350,000

Oklahoma (3.2%)
OK State Cap. Impt. Auth. State Facs. Auth. VRDN
(Higher Ed.), Ser. D4, 0.19s, 7/1/34 (M)	VMIG1	770,000	770,000
OK State Tpk. Auth. VRDN, Ser. E, 0.14s, 1/1/28 (M)	VMIG1	1,000,000	1,000,000
			1,770,000

Pennsylvania (5.0%)
Beaver Cnty., Indl. Dev. Auth. Poll. Control VRDN
(First Energy), Ser. A, 0.24s, 1/1/35 (Barclays Bank,
PLC (LOC)) (M)	VMIG1	850,000	850,000
Delaware River Port Auth. PA & NJ VRDN, Ser. B, 0
1/4s, 1/1/26 (TD Bank, N.A. (LOC)) (M)	VMIG1	970,000	970,000
PA State Tpk. Comm. VRDN (Multi-Modal), Ser. A-1,
0.28s, 12/1/22 (M)	VMIG1	915,000	915,000
			2,735,000

Tennessee (4.3%)
Chattanooga, Hlth. Edl. & Hsg. Fac. Board VRDN
(Catholic Hlth. Initiatives), Ser. C, 0.18s, 5/1/39 (M)	VMIG1	800,000	800,000
Hendersonville, Indl. Dev. Board Multi-Fam. Hsg. VRDN
(Windsor Park), FNMA Coll., 0.26s, 2/15/28 (M)	A-1+	970,000	970,000
Metro. Govt. Nashville & Davidson Cnty., Hlth. & Edl.

Fac. Board VRDN (Vanderbilt U.), Ser. A-1, 0.22s,
10/1/44 (M)	VMIG1	600,000	600,000
			2,370,000

Texas (13.9%)
Denton, Indpt. School Dist. VRDN, Ser. 05-A, 0.33s,
8/1/35 (M)	A-1	1,000,000	1,000,000
Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX
Med. Ctr.), Ser. B-1, 0.14s, 9/1/31 (JPMorgan Chase
Bank (LOC)) (M)	VMIG1	400,000	400,000
Harris Cnty., Hlth. Fac. Dev. Corp. VRDN (Texas
Childrens), Ser. B-1, 0.23s, 10/1/29 (M)	VMIG1	1,000,000	1,000,000
Houston, Indpt. School Dist. VRDN (Schoolhouse), PSFG,
0.28s, 6/15/31 (M)	VMIG1	815,000	815,000
Katy, Indpt. School Dist. VRDN (School Bldg.), PSFG,
0.29s, 8/15/33 (M)	VMIG1	900,000	900,000
San Antonio, Edl. Fac. Corp. VRDN (Higher Ed.-Trinity
U.), 0.15s, 6/1/33 (M)	A-1	900,000	900,000
Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX
Hlth. Resources), Ser. G, 0.13s, 11/15/33 (M)	VMIG1	700,000	700,000
TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0
1/4s, 12/1/36 (Sumitomo Trust & Banking Co. (LOC)) (M)	VMIG1	955,000	955,000
University of Texas Commercial Paper Ser. A, 0.3s,
8/12/10	A-1+	1,000,000	1,000,000
			7,670,000

Utah (1.5%)
Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.),
Ser. A, 0.14s, 5/15/37 (M)	VMIG1	800,000	800,000
			800,000

Virginia (3.3%)
James Cnty., Indl. Dev. Auth. VRDN (Multi Fam. -
Chambrel), FNMA Coll., 0.31s, 11/15/32 (M)	A-1+	805,000	805,000
University of Virginia Commercial Paper Ser. 03-A,
0.29s, 9/10/10	A-1+	1,000,000	1,000,000
			1,805,000

Washington (4.3%)
WA State Hsg. Fin. Comm. Non Profit VRDN
(Northwest School), 0.42s, 6/1/32 (Bank of America,
N.A. (LOC)) (M)	VMIG1	1,300,000	1,300,000
(St. Vincent De Paul), Ser. A, 0.28s, 2/1/31 (Wells
Fargo Bank, N.A. (LOC)) (M)	A-1+	1,070,000	1,070,000
			2,370,000

Wisconsin (1.8%)
WI State Hlth. & Edl. Fac. Auth. VRDN (Wheaton
Franciscan Svcs.), Ser. B, 0.21s, 8/15/33 (U.S.
Bank, N.A. (LOC)) (M)	VMIG1	1,000,000	1,000,000
			1,000,000

Wyoming (0.9%)
Sweetwater Cnty., Poll. Control VRDN (Pacific Corp.),
Ser. A, 0.21s, 7/1/15 (Barclays Bank PLC (LOC)) (M)	VMIG1	500,000	500,000
			500,000

TOTAL INVESTMENTS

Total investments (cost $54,895,000)(b)			$54,895,000

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2009, through June 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $55,176,592.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(M) The security's effective maturity date is less than one year.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Healthcare	27.1%
Education	21.3
Housing	15.7
Financial	14.7

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Municipal bonds and notes	$--	$54,895,000	$--

Totals by level	$--	$54,895,000	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: August 27, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: August 27, 2010